EARNINGS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [abstract]
Issued common shares at January 1	56,378	49,116	42,988
Effect of shares issued	4,088	3,532	3,167
Weighted average number of common shares outstanding at December 31	60,466	52,648	46,155